American Century Capital Portfolios Prospectus | GLOBAL REAL ESTATE FUND
Global Real Estate Fund
Investment Objective
The fund seeks high total investment return through a combination of capital appreciation and current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Capital Portfolios Prospectus - GLOBAL REAL ESTATE FUND - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	[1]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Capital Portfolios Prospectus - GLOBAL REAL ESTATE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.20%	1.00%	1.20%	1.20%	1.20%	0.85%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.21%	1.01%	1.46%	2.21%	1.71%	0.86%
Fee Waiver or Reimbursement	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		1.13%	0.93%	1.38%	2.13%	1.63%	0.78%
[1]	The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Capital Portfolios Prospectus - GLOBAL REAL ESTATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	115	377	658	1,458
INSTITUTIONAL CLASS	95	314	551	1,229
A CLASS	708	1,003	1,320	2,213
C CLASS	217	685	1,178	2,534
R CLASS	166	532	921	2,011
R6 CLASS	80	267	470	1,054

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 250% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry (collectively, real estate securities). A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. The portfolio managers consider a company to be engaged in the real estate industry if at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. The portfolio managers look for real estate securities they believe will provide superior returns, focusing on companies with the potential for stock price appreciation, plus sustainable growth of cash flow to investors. The portfolio managers use the following investment techniques to construct the portfolio: 1) top down investment research, 2) property sector research that allows the managers to allocate assets among securities with exposure to different segments of the real estate market, 3) bottom up fundamental stock research, and 4) benchmark sensitive portfolio construction that reflects the property sectors and regions, and the individual weights thereof, of the FTSE EPRA/NAREIT Global Index, part of the FTSE EPRA/NAREIT Global Real Estate Index Series. Of these techniques, the portfolio managers place particular emphasis on property sector research. These techniques also help the portfolio managers sell the stocks of companies whose fundamentals are no longer attractively priced. Because the fund’s investment strategy is concentrated in real estate securities, the fund may hold a relatively small number of security positions compared to other funds that hold securities in a broader range of industries.
The fund invests primarily in equity securities of companies located in developed countries world-wide (including the United States), but may also invest in emerging markets. Under normal market conditions, the fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the fund would invest at least 30%) of its assets in securities of issuers located outside the United States. The fund will allocate its assets among at least three different countries (one of which may be the United States).
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Real Estate Investing — An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk and credit risk.

•
REITs Risk — Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.

•
Concentration — Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of industries.

•
Foreign Securities — The fund invests in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Emerging Markets — Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

•
Currency Risk — Because the fund invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2012): 12.70% Lowest Performance Quarter (4Q 2016): -7.38%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Capital Portfolios Prospectus - GLOBAL REAL ESTATE FUND	Label	1 Year	5 Years	Since Inception	Inception Date
FTSE EPRA/NAREIT Global Index	FTSE EPRA/NAREIT Global Index (reflects no deduction for fees, expenses or taxes)	3.75%	8.87%	4.82%	Apr. 29, 2011
MSCI All Country World Index	MSCI ACWI (reflects no deduction for fees, expenses or taxes)	7.86%	9.35%	5.20%	Apr. 29, 2011
INVESTOR CLASS	Investor Class Return Before Taxes	0.13%	9.28%	5.58%	Apr. 29, 2011
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	(1.63%)	7.40%	3.93%	Apr. 29, 2011
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.18%	6.53%	3.67%	Apr. 29, 2011
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	0.24%	9.50%	5.79%	Apr. 29, 2011
A CLASS	A Class Return Before Taxes	(5.82%)	7.73%	4.23%	Apr. 29, 2011
C CLASS	C Class Return Before Taxes	(0.95%)	8.20%	4.53%	Apr. 29, 2011
R CLASS	R Class Return Before Taxes	(0.36%)	8.76%	5.07%	Apr. 29, 2011
R6 CLASS	R6 Class Return Before Taxes	0.49%		4.33%	Jul. 26, 2013

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | NT GLOBAL REAL ESTATE FUND
NT Global Real Estate Fund
Investment Objective
The fund seeks high total investment return through a combination of capital appreciation and current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Capital Portfolios Prospectus - NT GLOBAL REAL ESTATE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.20%	1.00%	0.85%
Distribution and Service (12b-1) Fees		none	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.21%	1.01%	0.86%
Fee Waiver or Reimbursement	[1]	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		1.13%	0.93%	0.78%
[1]	The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Capital Portfolios Prospectus - NT GLOBAL REAL ESTATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	115	377	658	1,458
INSTITUTIONAL CLASS	95	314	551	1,229
R6 CLASS	80	267	470	1,054

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 264% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry (collectively, real estate securities). A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. The portfolio managers consider a company to be engaged in the real estate industry if at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. The portfolio managers look for real estate securities they believe will provide superior returns, focusing on companies with the potential for stock price appreciation, plus sustainable growth of cash flow to investors. The portfolio managers use the following investment techniques to construct the portfolio: 1) top down investment research, 2) property sector research that allows the managers to allocate assets among securities with exposure to different segments of the real estate market, 3) bottom up fundamental stock research, and 4) benchmark sensitive portfolio construction that reflects the property sectors and regions, and the individual weights thereof, of the FTSE EPRA/NAREIT Global Index, part of the FTSE EPRA/NAREIT Global Real Estate Index Series. Of these techniques, the portfolio managers place particular emphasis on property sector research. These techniques also help the portfolio managers sell the stocks of companies whose fundamentals are no longer attractively priced. Because the fund’s investment strategy is concentrated in real estate securities, the fund may hold a relatively small number of security positions compared to other funds that hold securities in a broader range of industries.
The fund invests primarily in equity securities of companies located in developed countries world-wide (including the United States), but may also invest in emerging markets. Under normal market conditions, the fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the fund would invest at least 30%) of its assets in securities of issuers located outside the United States. The fund will allocate its assets among at least three different countries (one of which may be the United States).
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Real Estate Investing — An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk and credit risk.

•
REITs Risk — Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.

•
Concentration — Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of industries.

•
Foreign Securities — The fund invests in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Emerging Markets — Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

•
Currency Risk — Because the fund invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2016): 3.97% Lowest Performance Quarter (4Q 2016): -7.37%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Capital Portfolios Prospectus - NT GLOBAL REAL ESTATE FUND	Label	1 Year	Since Inception	Inception Date
FTSE EPRA/NAREIT Global Index	FTSE EPRA/NAREIT Global Index (reflects no deduction for fees, expenses or taxes)	3.75%	(0.36%)	Mar. 19, 2015
MSCI All Country World Index	MSCI ACWI (reflects no deduction for fees, expenses or taxes)	7.86%	1.45%	Mar. 19, 2015
INVESTOR CLASS	Investor Class Return Before Taxes	0.10%	(2.68%)	Mar. 19, 2015
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	(1.58%)	(4.11%)	Mar. 19, 2015
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.14%	(2.63%)	Mar. 19, 2015
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	0.30%	(2.48%)	Mar. 19, 2015
R6 CLASS	R6 Class Return Before Taxes	0.34%	(2.40%)	Mar. 19, 2015

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | REAL ESTATE FUND
Real Estate Fund
Investment Objective
The fund seeks high total investment return through a combination of capital appreciation and current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Capital Portfolios Prospectus - REAL ESTATE FUND - USD ($)	INVESTOR CLASS	A CLASS		INSTITUTIONAL CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	[1]	none	1.00%	none	none
Maximum Account Fee	$ 25	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Capital Portfolios Prospectus - REAL ESTATE FUND	INVESTOR CLASS	A CLASS	INSTITUTIONAL CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.13%	1.13%	0.93%	1.13%	1.13%	0.78%
Distribution and Service (12b-1) Fees	none	0.25%	none	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.14%	1.39%	0.94%	2.14%	1.64%	0.79%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Capital Portfolios Prospectus - REAL ESTATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	116	363	628	1,386
A CLASS	709	990	1,293	2,147
INSTITUTIONAL CLASS	96	300	521	1,155
C CLASS	218	671	1,150	2,469
R CLASS	167	518	893	1,942
R6 CLASS	81	253	439	978

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 149% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry (collectively, real estate securities). A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. The portfolio managers consider a company to be engaged in the real estate industry if, at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. The portfolio managers look for real estate securities they believe will provide superior returns, focusing on companies with the potential for stock price appreciation, plus sustainable growth of cash flow to investors.
The portfolio managers use the following investment techniques to help construct the portfolio: 1) top down investment research, 2) property sector research that allows the managers to allocate assets among securities with exposure to different segments of the real estate market, 3) bottom up fundamental stock research, and 4) benchmark sensitive portfolio construction that reflects the securities that comprise, and the individual weights within, the MSCI US REIT Index. Of these techniques, the portfolio managers place particular emphasis on property sector research. These techniques also help the portfolio managers sell the stocks of companies whose fundamentals are no longer attractively priced.
Because the fund is nondiversified and its investment strategy is concentrated in real estate securities, the fund may hold a relatively small number of security positions compared to other diversified funds that hold securities in a broader range of industries.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Real Estate Investing — An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk and credit risk.

•
REITs Risk — Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.

•
Nondiversification — The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have greater impact on the fund’s share price than would be the case in a diversified fund.

•
Concentration — Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of industries.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 33.22% Lowest Performance Quarter (4Q 2008): -43.81%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Capital Portfolios Prospectus - REAL ESTATE FUND	Label	1 Year		5 Years		10 Years		Since Inception	Inception Date
MSCI U.S. REIT Index	MSCI U.S. REIT Index (reflects no deduction for fees, expenses or taxes)	8.60%		11.85%		4.96%
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%		14.64%		6.94%
INVESTOR CLASS	Investor Class Return Before Taxes	5.69%		10.91%		3.87%			Sep. 21, 1995
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	2.74%		9.57%		2.48%			Sep. 21, 1995
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.19%		8.25%		2.52%			Sep. 21, 1995
A CLASS	A Class1 Return Before Taxes	(0.62%)	[1]	9.34%	[1]	3.01%	[1]		Oct. 06, 1998	[1]
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	5.92%		11.14%		4.08%			Jun. 16, 1997
C CLASS	C Class Return Before Taxes	4.65%		9.81%				3.50%	Sep. 28, 2007
R CLASS	R Class Return Before Taxes	5.16%		10.36%				4.01%	Sep. 28, 2007
R6 CLASS	R6 Class Return Before Taxes	6.08%						8.87%	Jul. 26, 2013
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.